Trade Accounts Receivable and Other Current Assets - Other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Trade Accounts Receivable and Other Current Assets
Insurance claims for recoveries	$ 116	$ 3,877
Refund of value added tax	1,446	1,337
Prepaid expenses	1,988	1,505
EU-ETS current asset	4,068
Other receivables	2,020	2,230
Total other current assets	17,607	14,793
KNOT and affiliates
Trade Accounts Receivable and Other Current Assets
Trade receivables		804
Nonrelated Party
Trade Accounts Receivable and Other Current Assets
Trade receivables	7,085	6,251
Other receivables	2,904	1,019
Related Party
Trade Accounts Receivable and Other Current Assets
Trade receivables		804
Other receivables	2,020	2,230
Total other current assets	2,307	1,325
Related Party | KNOT and affiliates
Trade Accounts Receivable and Other Current Assets
Trade receivables	$ 912	$ 1,803